Property, Plant, and Equipment and Other Assets - Schedule of Property and Equipment (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 2,557	$ 2,732	$ 3,618
Less: Accumulated depreciation	(1,004)	(860)	(82)
Property and equipment, net	1,553	1,872	3,536
Land [Member]
Property and equipment, gross	55	57	57
Computer Hardware and Software [Member]
Property and equipment, gross	10	10	10
Bitcoin Mining Machines [Member]
Property and equipment, gross	1,180	1,206	2,313
Infrastructures [Member]
Property and equipment, gross	905	905	771
Containers [Member]
Property and equipment, gross	403	550	467
Leasehold Improvements [Member]
Property and equipment, gross	$ 4	$ 4